FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

ACCOUNTING POLICY
Recognition
We initially recognize cash and cash equivalents, bank advances, accounts receivable, debt securities, and accounts payable and accrued liabilities on the date they originate. All other financial assets and financial liabilities are initially recognized on the trade date when we become a party to the contractual provisions of the instrument.

Classification and measurement
We measure financial instruments by grouping them into classes upon initial recognition, based on the purpose of the individual instruments. We initially measure all financial instruments at fair value plus, in the case of our financial instruments not classified as FVTPL or FVTOCI, transaction costs that are directly attributable to the acquisition or issuance of the financial instruments. The classifications and methods of measurement subsequent to initial recognition of our financial assets and financial liabilities are as follows:

Financial instrument	Classification and measurement method

Financial assets
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Investments, measured at FVTOCI	FVTOCI with no reclassification to net income [1]

Financial liabilities
Bank advances	Amortized cost
Short-term borrowings	Amortized cost
Accounts payable	Amortized cost
Accrued liabilities	Amortized cost
Long-term debt	Amortized cost

Derivatives [2]
Debt derivatives [3]	FVTOCI and FVTPL
Bond forwards	FVTOCI
Expenditure derivatives	FVTOCI
Equity derivatives	FVTPL [4]

[1]	Subsequently measured at fair value with changes recognized in the FVTOCI investment reserve.

[2]
Derivatives can be in an asset or liability position at a point in time historically or in the future. For derivatives designated as cash flow hedges for accounting purposes, the effective portion of the hedge is recognized in accumulated other comprehensive income and the ineffective portion of the hedge is recognized immediately into net income.

[3]
Debt derivatives related to our credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes and are measured at FVTPL. Debt derivatives related to our senior notes and debentures are designated as hedges for accounting purposes and are measured at FVTOCI.

[4]	Subsequent changes are offset against stock-based compensation expense or recovery in operating costs.
Offsetting financial assets and financial liabilities
We offset financial assets and financial liabilities and present the net amount on the Consolidated Statements of Financial Position when we have a legal right to offset them and intend to settle on a net basis or realize the asset and liability simultaneously.

Derivative instruments
We use derivative instruments to manage risks related to certain activities in which we are involved. They include:

Derivatives	The risk they manage	Types of derivative instruments
Debt derivatives	Impact of fluctuations in foreign exchange rates on principal and interest payments for US dollar-denominated senior notes and debentures, credit facility borrowings, and commercial paper borrowings	Cross-currency interest rate exchange agreements Forward foreign exchange agreements (from time to time as necessary)
Bond forwards	Impact of fluctuations in market interest rates on forecast interest payments for expected long-term debt	Forward interest rate agreements
Expenditure derivatives	Impact of fluctuations in foreign exchange rates on forecast US dollar-denominated expenditures	Forward foreign exchange agreements
Equity derivatives	Impact of fluctuations in share price on stock-based compensation expense	Total return swap agreements

We use derivatives only to manage risk, and not for speculative purposes.

When we designate a derivative instrument as a hedging instrument for accounting purposes, we first determine that the hedging instrument will be highly effective in offsetting the changes in fair value or cash flows of the item it is hedging. We then formally document the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy and the methods we will use to assess the ongoing effectiveness of the hedging relationship.

We assess, on a quarterly basis, whether each hedging instrument continues to be highly effective in offsetting the changes in the fair value or cash flows of the item it is hedging.

We assess host contracts in order to identify embedded derivatives. Embedded derivatives are separated from the host contract and accounted for as separate derivatives if the host contract is not a financial asset and certain criteria are met.

Hedge ratio
Our policy is to hedge 100% of the foreign currency risk arising from principal and interest payment obligations on US dollar-denominated senior notes and debentures. We typically hedge up to 100% of forecast foreign currency expenditures net of foreign currency cash inflows. We have also hedged up to 100% of the interest rate risk on forecast future senior note issuances.

Hedging reserve
The hedging reserve represents the accumulated change in fair value of the derivative instruments to the extent they were effective hedges for accounting purposes, less accumulated amounts reclassified into net income.

Deferred transaction costs and discounts
We defer transaction costs and discounts associated with issuing long-term debt and direct costs we pay to lenders to obtain revolving credit facilities and amortize them using the effective interest method over the life of the related instrument.

FVTOCI investment reserve
The FVTOCI investment reserve represents the accumulated change in fair value of our equity investments that are measured at FVTOCI less accumulated impairment losses related to the investments and accumulated amounts reclassified into equity.

Impairment (expected credit losses)
We consider the credit risk of a financial asset at initial recognition and at each reporting period thereafter until it is derecognized. For a financial asset that is determined to have low credit risk at the reporting date and that has not had significant increases in credit risk since initial recognition, we measure any impairment loss based on the credit losses we expect to recognize over the next twelve months. For other financial assets, we will measure an impairment loss based on the lifetime expected credit losses. Certain assets, such as trade receivables and contract assets without significant financing components, must always be recorded at lifetime expected credit losses.

Lifetime expected credit losses are estimates of all possible default events over the expected life of a financial instrument. Twelve-month expected credit losses are estimates of all possible default events within twelve months of the reporting date or over the expected life of a financial instrument, whichever is shorter.
Financial assets that are significant in value are assessed individually. All other financial assets are assessed collectively based on the nature of each asset.

We measure impairment for financial assets as follows:

•
Contract assets - we measure an impairment loss for contract assets based on the lifetime expected credit losses, which is allocated to an allowance for doubtful accounts and recognized as a loss in net income (see note 5).

•
Accounts receivable - we measure an impairment loss for accounts receivable based on the lifetime expected credit losses, which is allocated to an allowance for doubtful accounts and recognized as a loss in net income (see note 14).

•
Investments measured at FVTOCI - we measure an impairment loss for equity investments measured at FVTOCI as the excess of the cost to acquire the asset (less any impairment loss we have previously recognized) over its current fair value, if any. The difference is recognized in the FVTOCI investment reserve.

We consider financial assets to be in default when, in the case of contract assets and accounts receivable, the counterparty is unlikely to satisfy its obligations to us in full. Our investments measured at FVTOCI cannot default. To determine if our financial assets are in default, we consider the amount of time for which it has been outstanding, the reason for the amount being outstanding (for example, if the customer has ongoing service or if they have been deactivated, whether voluntarily or involuntarily), and the risk profile of the underlying customers. We typically write-off accounts receivable when they have been outstanding for a significant period of time.

USE OF ESTIMATES AND JUDGMENTS
ESTIMATES
Fair value estimates related to our derivatives are made at a specific point in time based on relevant market information and information about the underlying financial instruments. These estimates require assessment of the credit risk of the parties to the instruments and the instruments' discount rates. These fair values and underlying estimates are also used in the tests of effectiveness of our hedging relationships.

JUDGMENTS
We make significant judgments in determining whether our financial instruments qualify for hedge accounting. These judgments include assessing whether the forecast transactions designated as hedged items in hedging relationships will materialize as forecast, whether the hedging relationships designated as effective hedges for accounting purposes continue to qualitatively be effective, and determining the methodology to determine the fair values used in testing the effectiveness of hedging relationships.

EXPLANATORY INFORMATION
We are exposed to credit, liquidity, market price, foreign exchange, and interest rate risks. Our primary risk management objective is to protect our income, cash flows, and, ultimately, shareholder value. We design and implement the risk management strategies discussed below to ensure our risks and the related exposures are consistent with our business objectives and risk tolerance. Below is a summary of our potential risk exposures by financial instrument.

Financial instrument	Financial risks

Financial assets
Cash and cash equivalents	Credit and foreign exchange
Accounts receivable	Credit and foreign exchange
Investments, measured at FVTOCI	Liquidity, market price, and foreign exchange

Financial liabilities
Bank advances	Liquidity
Short-term borrowings	Liquidity, foreign exchange, and interest rate
Accounts payable	Liquidity
Accrued liabilities	Liquidity
Long-term debt	Liquidity, foreign exchange, and interest rate

Derivatives [1]
Debt derivatives	Credit, liquidity, and foreign exchange
Bond forwards	Credit, liquidity, and interest rate
Expenditure derivatives	Credit, liquidity, and foreign exchange
Equity derivatives	Credit, liquidity, and market price

[1]	Derivatives can be in an asset or liability position at a point in time historically or in the future.

CREDIT RISK
Credit risk represents the financial loss we could experience if a counterparty to a financial instrument, from whom we have an amount owing, failed to meet its obligations under the terms and conditions of its contracts with us.

Our credit risk exposure is primarily attributable to our accounts receivable and to our debt, expenditure, and equity derivatives. Our broad customer base limits the concentration of this risk. Our accounts receivable on the Consolidated Statements of Financial Position are net of allowances for doubtful accounts, which management estimates based on lifetime expected credit losses.

Our accounts receivable do not contain significant financing components and therefore we measure our allowance for doubtful accounts using lifetime expected credit losses related to our accounts receivable. We believe the allowance for doubtful accounts sufficiently reflects the credit risk associated with our accounts receivable. As at December 31, 2018, $477 million (2017 - $489 million) of gross accounts receivable are considered past due, which is defined as amounts outstanding beyond normal credit terms and conditions for the respective customers.

Below is summary of the aging of our customer accounts receivable.

	As at December 31
(In millions of dollars)	2018	2017
		(restated, see note 2)

Customer accounts receivable (net of allowance for doubtful accounts)
Less than 30 days past billing date	970	894
30-60 days past billing date	300	303
61-90 days past billing date	100	113
Greater than 90 days past billing date	104	72

Total	1,474	1,382

Below is a summary of the activity related to our allowance for doubtful accounts.

	Years ended December 31
(In millions of dollars)	2018	2017
		(restated, see note 2)

Balance, beginning of year	61	59
Allowance for doubtful accounts expense	201	179
Net use [1]	(207)	(177)

Balance, end of year	55	61

[1]	Includes $17 million of recoveries arising from the sale of fully provided for accounts receivable for the year ended December 31, 2018 (2017 - nil).

We use various controls and processes, such as credit checks, deposits on account, and billing in advance, to mitigate credit risk. We monitor and take appropriate action to suspend services when customers have fully used their approved credit limits or violated established payment terms. While our credit controls and processes have been effective in managing credit risk, they cannot eliminate credit risk and there can be no assurance that these controls will continue to be effective or that our current credit loss experience will continue.

Credit risk related to our debt derivatives, bond forwards, expenditure derivatives, and equity derivatives arises from the possibility that the counterparties to the agreements may default on their obligations. We assess the creditworthiness of the counterparties to minimize the risk of counterparty default and do not require collateral or other security to support the credit risk associated with these derivatives. Counterparties to the entire portfolio of our derivatives are financial institutions with a S&P Global Ratings (or the equivalent) ranging from A+ to AA-.

LIQUIDITY RISK
Liquidity risk is the risk that we will not be able to meet our financial obligations as they fall due. We manage liquidity risk by managing our commitments and maturities, capital structure, and financial leverage (see note 3). We also manage liquidity risk by continually monitoring actual and projected cash flows to ensure we will have sufficient liquidity to meet our liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to our reputation.

Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2018 and 2017.

December 31, 2018	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,255	2,255	2,255	—	—	—
Accounts payable and accrued liabilities	3,052	3,052	3,052	—	—	—
Long-term debt	14,290	14,404	900	2,350	2,442	8,712
Other long-term financial liabilities	38	38	1	24	5	8
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,341	1,045	296	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,473)	(1,146)	(327)	—	—
Equity derivative instruments	—	(92)	(92)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	6,920	—	—	1,392	5,528
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,254)	—	—	(1,842)	(6,412)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,560	1,560	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,601)	(1,601)	—	—	—
Bond forwards	—	87	87	—	—	—
Net carrying amount of derivatives (asset)	(1,500)
	18,135	18,237	6,061	2,343	1,997	7,836

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2017	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Bank advances	6	6	6	—	—	—
Short-term borrowings	1,585	1,585	1,585	—	—	—
Accounts payable and accrued liabilities	2,931	2,931	2,931	—	—	—
Long-term debt	14,448	14,555	1,756	1,800	2,050	8,949
Other long-term financial liabilities	9	9	2	3	2	2
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,538	1,093	445	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,506)	(1,054)	(452)	—	—
Equity derivative instruments	—	(68)	(68)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	7,417	1,435	—	—	5,982
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,405)	(1,756)	—	—	(6,649)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	956	956	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(934)	(934)	—	—	—
Bond forwards	—	64	64	—	—	—
Net carrying amount of derivatives (asset)	(1,094)
	17,885	18,148	6,016	1,796	2,052	8,284

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Below is a summary of the net interest payments over the life of the long-term debt, including the impact of the associated debt derivatives, as at December 31, 2018 and 2017.

December 31, 2018	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	658	1,141	913	5,923

December 31, 2017	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	712	1,160	908	5,409

MARKET PRICE RISK
Market price risk is the risk that changes in market prices, such as fluctuations in the market prices of our investments measured at FVTOCI or our share price will affect our income, cash flows, or the value of our financial instruments. The derivative instruments we use to manage this risk are described in this note.

Market price risk - publicly traded investments
We manage risk related to fluctuations in the market prices of our investments in publicly traded companies by regularly reviewing publicly available information related to these investments to ensure that any risks are within our established levels of risk tolerance. We do not engage in risk management practices such as hedging, derivatives, or short selling with respect to our publicly traded investments.

Market price risk - Class B Non-Voting Shares
Our liability related to stock-based compensation is remeasured at fair value each period. Stock-based compensation expense is affected by the change in the price of our Class B Non-Voting Shares during the life of an award, including stock options, restricted share units (RSUs), and deferred share units (DSUs). We use equity derivatives from time to time to manage the exposure in our stock-based compensation liability. As a result of our equity derivatives, a one-dollar change in the price of a Class B Non-Voting Share would not have a material effect on net income.

FOREIGN EXCHANGE RISK
We use debt derivatives to manage risks from fluctuations in foreign exchange rates associated with our US dollar-denominated long-term debt and short-term borrowings. We designate the debt derivatives related to our senior notes and senior debentures as hedges for accounting purposes against the foreign exchange risk associated with specific debt instruments. We have not designated the debt derivatives related to our US CP program as hedges for accounting purposes. We use expenditure derivatives to manage the foreign exchange risk in our operations, designating them as hedges for certain of our forecast operational and capital expenditures. As at December 31, 2018, all of our US dollar-denominated long-term debt and short-term borrowings were hedged against fluctuations in foreign exchange rates using debt derivatives. With respect to our long-term debt and US CP program, as a result of our debt derivatives, a one-cent change in the Canadian dollar relative to the US dollar would have no effect on net income.

A portion of our accounts receivable and accounts payable and accrued liabilities is denominated in US dollars. Due to the short-term nature of these receivables and payables, they carry no significant risk from fluctuations in foreign exchange rates as at December 31, 2018.

INTEREST RATE RISK
We are exposed to risk of changes in market interest rates due to the impact this has on interest expense for our short-term borrowings and bank credit facilities. We were previously exposed to risk of changes in market interest rates due to our $250 million floating rate senior unsecured notes that were repaid in 2017. As at December 31, 2018, 85.3% of our outstanding long-term debt and short-term borrowings was at fixed interest rates (2017 - 89.5%).

Below is a sensitivity analysis for significant exposures with respect to our publicly traded investments, expenditure derivatives, short-term borrowings, senior notes, and bank credit facilities as at December 31, 2018 and 2017 with all other variables held constant. It shows how net income and other comprehensive income would have been affected by changes in the relevant risk variables.

	Net income		Other comprehensive income
(Change in millions of dollars)	2018	2017	2018	2017
Share price of publicly traded investments
$1 change	—	—	14	14
Expenditure derivatives - change in foreign exchange rate
$0.01 change in Cdn$ relative to US$	—	—	8	9
Short-term borrowings
1% change in interest rates	17	12	—	—

DERIVATIVE INSTRUMENTS
As at December 31, 2018 and 2017, all of our US dollar-denominated long-term debt instruments were hedged against fluctuations in foreign exchange rates for accounting purposes.

Below is a summary of our net asset (liability) position for our various derivatives.

	As at December 31, 2018
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	5,500	1.1243	6,184	1,354
As liabilities	550	1.3389	736	(22)
Short-term debt derivatives not accounted for as hedges:
As assets	1,178	1.3276	1,564	41
Net mark-to-market debt derivative asset				1,373
Bond forwards accounted for as cash flow hedges:
As liabilities			900	(87)
Expenditure derivatives accounted for as cash flow hedges:
As assets	1,080	1.2413	1,341	122
Net mark-to-market expenditure derivative asset				122
Equity derivatives not accounted for as hedges:
As assets			258	92

Net mark-to-market asset				1,500

	As at December 31, 2017
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	5,200	1.0401	5,409	1,301
As liabilities	1,500	1.3388	2,008	(149)
Short-term debt derivatives not accounted for as hedges:
As liabilities	746	1.2869	960	(23)
Net mark-to-market debt derivative asset				1,129
Bond forwards accounted for as cash flow hedges:
As liabilities	—	—	900	(64)
Expenditure derivatives accounted for as cash flow hedges:
As assets	240	1.2239	294	5
As liabilities	960	1.2953	1,243	(44)
Net mark-to-market expenditure derivative liability				(39)
Equity derivatives not accounted for as hedges:
As assets	—	—	276	68

Net mark-to-market asset				1,094

Below is a summary of the net cash proceeds (payments) on debt derivatives.

	Years ended December 31
(In millions of dollars)	2018	2017

Proceeds on debt derivatives related to US commercial paper	19,211	9,692
Proceeds on debt derivatives related to credit facility borrowings	157	2,310
Proceeds on debt derivatives related to senior notes	1,761	—
Total proceeds on debt derivatives	21,129	12,002

Payments on debt derivatives related to US commercial paper	(19,148)	(9,754)
Payments on debt derivatives related to credit facility borrowings	(157)	(2,327)
Payments on debt derivatives related to senior notes	(1,436)	—
Total payments on debt derivatives	(20,741)	(12,081)

Net proceeds (payments) on settlement of debt derivatives	388	(79)

Below is a summary of the changes in fair value of our derivative instruments for 2018 and 2017.

Year ended December 31, 2018	Debt derivatives (hedged)	Debt derivatives (unhedged)	Bond forwards	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,152	(23)	(64)	(39)	68	1,094
Proceeds received from settlement of derivatives	(1,761)	(19,368)	—	(1,089)	(4)	(22,222)
Payment on derivatives settled	1,436	19,305	—	1,093	—	21,834
Increase (decrease) in fair value of derivatives	505	127	(23)	157	28	794

Derivative instruments, end of year	1,332	41	(87)	122	92	1,500

Mark-to-market asset	1,354	41	—	122	92	1,609
Mark-to-market liability	(22)	—	(87)	—	—	(109)

Mark-to-market asset (liability)	1,332	41	(87)	122	92	1,500

Year ended December 31, 2017	Debt derivatives (hedged)	Debt derivatives (unhedged)	Bond forwards	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,683	—	(51)	19	8	1,659
Proceeds received from settlement of derivatives	—	(12,002)	—	(1,207)	(6)	(13,215)
Payment on derivatives settled	—	12,081	—	1,240	—	13,321
(Decrease) increase in fair value of derivatives	(531)	(102)	(13)	(91)	66	(671)

Derivative instruments, end of year	1,152	(23)	(64)	(39)	68	1,094

Mark-to-market asset	1,301	—	—	5	68	1,374
Mark-to-market liability	(149)	(23)	(64)	(44)	—	(280)

Mark-to-market asset (liability)	1,152	(23)	(64)	(39)	68	1,094

Below is a summary of the derivative instruments assets and derivative instruments liabilities reflected on our Consolidated Statements of Financial Position.

	As at December 31
(In millions of dollars)	2018	2017

Current asset	270	421
Long-term asset	1,339	953
	1,609	1,374

Current liability	(87)	(133)
Long-term liability	(22)	(147)
	(109)	(280)

Net mark-to-market asset	1,500	1,094

As at December 31, 2018, US$6.1 billion notional amount of our outstanding debt derivatives have been designated as hedges for accounting purposes (2017 - US$6.7 billion). As at December 31, 2018, 100% of our currently outstanding bond forwards and expenditure derivatives have been designated as hedges for accounting purposes (2017 - 100%). In 2018, we recognized a $10 million decrease to net income related to hedge ineffectiveness (2017 - $3 million increase).

Debt derivatives
We use cross-currency interest exchange agreements to manage risks from fluctuations in foreign exchange rates associated with our US dollar-denominated debt instruments, credit facility borrowings, and commercial paper borrowings (see note 18). We designate the debt derivatives related to our senior notes and debentures as hedges for accounting purposes against the foreign exchange risk associated with specific debt instruments. We do not designate the debt derivatives related to our credit facility borrowings or commercial paper borrowings as hedges for accounting purposes.

During 2018 and 2017, we entered and settled debt derivatives related to our credit facility borrowings and US CP program as follows:

	Year ended December 31, 2018			Year ended December 31, 2017
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	125	1.26	157	1,610	1.32	2,126
Debt derivatives settled	125	1.26	157	1,760	1.32	2,327
Net cash paid			(1)			(17)

Commercial paper program
Debt derivatives entered	15,262	1.29	19,751	8,266	1.30	10,711
Debt derivatives settled	14,833	1.29	19,148	7,521	1.29	9,692
Net cash received (paid)			63			(62)

In 2018, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the US dollar-denominated senior notes issued on February 8, 2018 (see note 20). Below is a summary of the debt derivatives we entered to hedge senior notes issued during 2018.

(In millions of dollars, except for coupon and interest rates)
		US$		Hedging effect
Effective date	Principal/Notional amount (US$)	Maturity date	Coupon rate	Fixed hedged (Cdn$) interest rate [1]	Equivalent (Cdn$)

February 8, 2018	750	2048	4.300%	4.193%	938

[1]	Converting from a fixed US$ coupon rate to a weighted average Cdn$ fixed rate.

During the year, concurrent with the issuance of our US$750 million senior notes, we entered into debt derivatives to convert all interest and principal payment obligations to Canadian dollars. As a result, we received net proceeds of $938 million from the issuance.

We did not enter or settle any debt derivatives related to senior notes during 2017.
Bond forwards
During 2018 or 2017, we did not enter or settle any bond forwards.

During the year ended December 31, 2018, we determined that we would no longer be able to exercise certain ten-year bond forward derivatives within the originally designated time frame. Consequently, we discontinued hedge accounting on those bond forward derivatives and reclassified a $21 million loss from the hedging reserve within shareholders' equity to finance costs (recorded in "change in fair value of derivative instruments"). We subsequently extended the bond forwards to May 31, 2019, with the ability to extend them further and redesignated them as effective hedges.

Below is a summary of the bond forwards we have entered to hedge the underlying Government of Canada (GoC) 10-year and 30-year rate for anticipated future debt that were outstanding as at December 31, 2018 and 2017.

(In millions of dollars, except interest rates)
GoC term (years)	Effective date	Maturity date [1]	Notional amount	Hedged GoC interest rate as at December 31, 2018	Hedged GoC interest rate as at December 31, 2017	2018	2017
10	December 2014	January 31, 2019	500	3.01%	2.85%	500	500
30	December 2014	February 28, 2019	400	2.70%	2.65%	400	400

Total			900			900	900

[1]
Bond forwards with maturity dates beyond December 31, 2018 are subject to GoC rate re-setting from time to time. Both the 10-year and 30-year bond forwards were extended in 2018 to their respective maturity dates.

Expenditure derivatives
Below is a summary of the expenditure derivatives we entered and settled during 2018 and 2017 to manage foreign exchange risk related to certain forecast expenditures.

	Years ended December 31
	2018			2017
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Expenditure derivatives entered	720	1.24	896	840	1.27	1,070
Expenditure derivatives settled	840	1.30	1,093	930	1.33	1,240

As at December 31, 2018, we had US$1,080 million of expenditure derivatives outstanding (2017 - US$1,200 million), at an average rate of $1.24/US$ (2017 - $1.28/US$), with terms to maturity ranging from January 2019 to December 2020 (2017 - January 2018 to December 2019). As at December 31, 2018, our outstanding expenditure derivatives maturing in 2019 were hedged at an average exchange rate of $1.24/US$.

Equity derivatives
We have equity derivatives to hedge market price appreciation risk associated with Class B Non-Voting Shares that have been granted under our stock-based compensation programs for stock options, RSUs, and DSUs (see note 24). The equity derivatives were originally entered into at a weighted average price of $50.37 with terms to maturity of one year, extendible for further one-year periods with the consent of the hedge counterparties. In 2018, we executed extension agreements for each of our equity derivative contracts under substantially the same committed terms and conditions with revised expiry dates of April 2019 (from April 2018). The equity derivatives have not been designated as hedges for accounting purposes.

During 2018, we settled 0.4 million equity derivatives at a weighted average price of $61.15 for net proceeds of $4 million. During 2017, we settled existing equity derivatives for net proceeds of $6 million and entered into new derivatives on 1.0 million Class B Non-Voting Shares with an expiry date of March 2018.

During 2018, we recognized a recovery, net of interest receipts, of $33 million (2017 - $74 million recovery), in stock-based compensation expense related to the change in fair value of our equity derivative contracts net of received payments. As at December 31, 2018, the fair value of the equity derivatives was an asset of $92 million (2017 - $68 million asset), which is included in current portion of derivative instruments.

As at December 31, 2018, we had equity derivatives outstanding for 5.0 million (2017 - 5.4 million) Class B Non-Voting Shares with a weighted average price of $51.54 (2017 - $51.44).

FAIR VALUES OF FINANCIAL INSTRUMENTS
The carrying values of cash and cash equivalents, accounts receivable, bank advances, short-term borrowings, and accounts payable and accrued liabilities approximate their fair values because of the short-term nature of these financial instruments.

We determine the fair value of each of our publicly traded investments using quoted market values. We determine the fair value of our private investments by using implied valuations from follow-on financing rounds, third-party sale negotiations, or market-based approaches. These are applied appropriately to each investment depending on its future operating and profitability prospects.

The fair values of each of our public debt instruments are based on the period-end estimated market yields, or period-end trading values, where available. We determine the fair values of our debt derivatives and expenditure derivatives using an estimated credit-adjusted mark-to-market valuation by discounting cash flows to the measurement date. In the case of debt derivatives and expenditure derivatives in an asset position, the credit spread for the financial institution counterparty is added to the risk-free discount rate to determine the estimated credit-adjusted value for each derivative. For these debt derivatives and expenditure derivatives in a liability position, our credit spread is added to the risk-free discount rate for each derivative.

The fair values of our equity derivatives are based on the period-end quoted market value of Class B Non-Voting Shares.

Our disclosure of the three-level fair value hierarchy reflects the significance of the inputs used in measuring fair value:

•	financial assets and financial liabilities in Level 1 are valued by referring to quoted prices in active markets for identical assets and liabilities;

•	financial assets and financial liabilities in Level 2 are valued using inputs based on observable market data, either directly or indirectly, other than the quoted prices;

•	Level 3 valuations are based on inputs that are not based on observable market data.

There were no material financial instruments categorized in Level 3 as at December 31, 2018 and 2017 and there were no transfers between Level 1, Level 2, or Level 3 during the respective periods.

Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2018	2017	2018	2017	2018	2017
Financial assets
Investments, measured FVTOCI:
Investments in publicly traded companies	1,051	1,465	1,051	1,465	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,354	1,301	—	—	1,354	1,301
Debt derivatives not accounted for as cash flow hedges	41	—	—	—	41	—
Expenditure derivatives accounted for as cash flow hedges	122	5	—	—	122	5
Equity derivatives not accounted for as cash flow hedges	92	68	—	—	92	68
Total financial assets	2,660	2,839	1,051	1,465	1,609	1,374

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	22	149	—	—	22	149
Debt derivatives not accounted for as hedges	—	23	—	—	—	23
Bond forwards accounted for as cash flow hedges	87	64	—	—	87	64
Expenditure derivatives accounted for as cash flow hedges	—	44	—	—	—	44
Total financial liabilities	109	280	—	—	109	280

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2018		2017
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	14,290	15,110	14,448	16,134

[1]	Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.

We did not have any non-derivative held-to-maturity financial assets during the years ended December 31, 2018 and 2017.